Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 10,979	$ 10,358
Increases for tax positions related to the current year	1,580	903
Increases for tax positions related to prior years	112	1,106
Decreases for tax positions related to prior years	(994)	(1,283)
Lapse of statute of limitations	(24)	(32)
Settlements	(1,646)	(283)
Current year acquisitions	0	205
Foreign currency effects	(6)	5
Balance at end of year	10,001	10,979
Accrued interest and penalties	2,450	2,708
Gross unrecognized income tax benefits	12,451	13,687
Less: Deferred federal and state income tax benefits	(878)	(886)
Less: Tax attributable to timing items included above	(3,588)	(4,320)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 7,985	$ 8,481